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TYPE						13F-HR
PERIOD						03/31/2011
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2011
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[x] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	April 18, 2011

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		58
Form 13F Information Table Value Total:		745513
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC Inc                      COM              001055102    17865 338475.00 SH      Sole                191475.00         147000.00
Agilent Technologies Inc       COM              00846U101     3646 81425.00 SH       Sole                 81425.00
Air Prods & Chems Inc          COM              009158106    18881 209375.00 SH      Sole                110375.00          99000.00
Alpha Natural Resources        COM              02076X102     3233 54450.00 SH       Sole                 18500.00          35950.00
Altera Corporation             COM              021441100    18579 422050.00 SH      Sole                188100.00         233950.00
Amphenol Corp Cl-A             COM              032095101    17964 330275.00 SH      Sole                144425.00         185850.00
Apple Inc                      COM              037833100     9070 26025.00 SH       Sole                 17025.00           9000.00
Baker Hughes Inc               COM              057224107     8279 112750.00 SH      Sole                 68800.00          43950.00
Bard C R Inc                   COM              067383109    16342 164476.00 SH      Sole                 92950.00          71526.00
BlackRock, Inc.                COM              09247x101     3422 17025.00 SH       Sole                  5775.00          11250.00
Caterpillar Inc                COM              149123101     3825 34350.00 SH       Sole                 11700.00          22650.00
Celgene Corporation            COM              151020104    20055 348325.00 SH      Sole                183325.00         165000.00
Cisco Systems Inc              COM              17275R102    15327 893674.00 SH      Sole                458724.00         434950.00
Clorox Company                 COM              189054109    19048 271840.00 SH      Sole                153825.00         118015.00
Cognizant Tec Solutions        COM              192446102     4436 54500.00 SH       Sole                 18550.00          35950.00
Concho Resources               COM              20605p101    16712 155750.00 SH      Sole                 84850.00          70900.00
Conocophillips                 COM              20825C104    25633 320975.00 SH      Sole                166775.00         154200.00
Cooper Industries Inc          COM              g24140108    17169 264550.00 SH      Sole                149600.00         114950.00
Deckers Outdoor                COM              243537107     2352 27300.00 SH       Sole                 27300.00
Dover Corp                     COM              260003108    14029 213400.00 SH      Sole                 99500.00         113900.00
Dresser-Rand Group Inc         COM              261608103    11880 221550.00 SH      Sole                103400.00         118150.00
Eastman Chemical Company       COM              277432100    17833 179550.00 SH      Sole                101200.00          78350.00
Eaton Corp                     COM              278058102     7060 127350.00 SH      Sole                 83650.00          43700.00
EMC Corp/Mass                  COM              268648102     8782 330650.00 SH      Sole                205500.00         125150.00
Emerson Electric Co            COM              291011104    19716 337426.00 SH      Sole                173050.00         164376.00
Freeport-McMoran Copper & Gold COM              35671d857     3605 64900.00 SH       Sole                 22100.00          42800.00
General Mills                  COM              370334104    18105 495350.00 SH      Sole                279100.00         216250.00
Google Inc - Class A           COM              38259P508    21065 35900.00 SH       Sole                 18750.00          17150.00
Hewlett Packard Co             COM              428236103    11349 277000.00 SH      Sole                121525.00         155475.00
Home Depot, Inc                COM              437076102     4093 110450.00 SH      Sole                 37600.00          72850.00
Honeywell International        COM              438516106     4427 74150.00 SH       Sole                 25200.00          48950.00
I-Shares Intermediate Credit   COM              464288638     2088 19835.00 SH       Sole                                   19835.00
J.P. Morgan Chase & Company    COM              46625H100    20617 447225.00 SH      Sole                243875.00         203350.00
Kohls Corp                     COM              500255104    10452 197050.00 SH      Sole                 92150.00         104900.00
Medco Health Solutions Inc     COM              58405u102     3399 60525.00 SH       Sole                 20625.00          39900.00
Metlife Inc                    COM              59156r108    22307 498700.00 SH      Sole                258650.00         240050.00
Mylan Inc                      COM              628530107    17265 761925.00 SH      Sole                424925.00         337000.00
National Oilwell Varco         COM              637071101    28200 355750.00 SH      Sole                187800.00         167950.00
Netapp Inc                     COM              64110d104    13318 276600.00 SH      Sole                129600.00         147000.00
Nike Inc Cl B                  COM              654106103    17659 233275.00 SH      Sole                131775.00         101500.00
Norfolk Southern Corp          COM              655844108     3429 49500.00 SH       Sole                 16800.00          32700.00
Oracle Corporation             COM              68389X105    25178 753100.00 SH      Sole                394625.00         358475.00
Pepsico Inc                    COM              713448108    18930 293900.00 SH      Sole                152650.00         141250.00
Pharmaceutical Product Develop COM              717124101    16839 607900.00 SH      Sole                342700.00         265200.00
Price T Rowe Group Inc         COM              74144T108    16794 252849.00 SH      Sole                144650.00         108199.00
Priceline Com Inc.             COM              741503403     4469  8825.00 SH       Sole                  2975.00           5850.00
Procter & Gamble               COM              742718109     3175 51550.00 SH       Sole                 17600.00          33950.00
Qualcomm Inc.                  COM              747525103     8264 150725.00 SH      Sole                 93625.00          57100.00
Raymond James Financial Inc.   COM              754730109      614 16050.00 SH       Sole                 16050.00
Roper Industries Inc           COM              776696106    18766 217050.00 SH      Sole                122650.00          94400.00
SPDR Barclays Capital High     COM              78464a417     5064 125000.00 SH      Sole                                  125000.00
Target Corp                    COM              87612e106     3426 68500.00 SH       Sole                 23300.00          45200.00
Thermo Fisher Scientific Inc   COM              883556102     4019 72350.00 SH       Sole                 24650.00          47700.00
U S Bancorp                    COM              902973304    17499 662100.00 SH      Sole                372750.00         289350.00
United Parcel Service - Cl B   COM              911312106    19464 261900.00 SH      Sole                137450.00         124450.00
VF Corp                        COM              918204108    20866 211775.00 SH      Sole                111275.00         100500.00
Waters Corp                    COM              941848103    20878 240250.00 SH      Sole                135700.00         104550.00
Westar Energy Inc.             COM              95709t100    18751 709725.00 SH      Sole                395075.00         314650.00

REPORT SUMMARY	58 DATA RECORDS		     745513	0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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